Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2045 Fund
June 30, 2025
Z45-NPRT1-0825
1.9884246.108
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	857	6,611
Fidelity Series International Credit Fund (a)	7	56
Fidelity Series Long-Term Treasury Bond Index Fund (a)	891,127	4,794,265
TOTAL BOND FUNDS (Cost $5,000,541)		4,800,932

Domestic Equity Funds - 50.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	432,550	8,940,817
Fidelity Series Large Cap Growth Index Fund (a)	213,727	5,751,403
Fidelity Series Large Cap Stock Fund (a)	205,783	5,327,723
Fidelity Series Large Cap Value Index Fund (a)	625,909	10,796,932
Fidelity Series Small Cap Core Fund (a)	206,168	2,403,918
Fidelity Series Small Cap Opportunities Fund (a)	76,379	1,115,896
Fidelity Series Value Discovery Fund (a)	238,987	3,864,423
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,555,362)		38,201,112

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	123,155	2,264,821
Fidelity Series Emerging Markets Fund (a)	187,867	1,918,123
Fidelity Series Emerging Markets Opportunities Fund (a)	358,468	7,678,374
Fidelity Series International Growth Fund (a)	275,509	5,468,850
Fidelity Series International Index Fund (a)	144,311	2,063,652
Fidelity Series International Small Cap Fund (a)	48,940	970,961
Fidelity Series International Value Fund (a)	357,691	5,461,941
Fidelity Series Overseas Fund (a)	337,984	5,475,346
Fidelity Series Select International Small Cap Fund (a)	4,891	65,142
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,414,806)		31,367,210

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $738,671)	74,248	738,021

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $315,986)	4.42	315,986	315,986

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $57,025,366)	75,423,261
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	75,423,261

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6,794	541	692	26	(6)	(26)	6,611	857
Fidelity Series Blue Chip Growth Fund	8,032,849	567,240	1,226,710	-	68,832	1,498,606	8,940,817	432,550
Fidelity Series Canada Fund	2,052,027	203,947	281,840	-	6,535	284,152	2,264,821	123,155
Fidelity Series Corporate Bond Fund	5,269	16,858	22,463	65	312	24	-	-
Fidelity Series Emerging Markets Fund	1,735,262	232,721	240,262	-	7,603	182,799	1,918,123	187,867
Fidelity Series Emerging Markets Opportunities Fund	6,944,992	900,031	956,135	-	55,126	734,360	7,678,374	358,468
Fidelity Series Government Bond Index Fund	8,552	27,245	36,169	82	389	(17)	-	-
Fidelity Series Government Money Market Fund	-	434,682	118,696	3,219	-	-	315,986	315,986
Fidelity Series International Credit Fund	55	1	-	1	-	-	56	7
Fidelity Series International Developed Markets Bond Index Fund	-	36,842	37,313	-	471	-	-	-
Fidelity Series International Growth Fund	4,813,918	490,614	411,701	-	13,907	562,112	5,468,850	275,509
Fidelity Series International Index Fund	1,824,205	214,716	204,758	-	13,943	215,546	2,063,652	144,311
Fidelity Series International Small Cap Fund	891,693	39,381	123,305	-	13,102	150,090	970,961	48,940
Fidelity Series International Value Fund	4,782,926	619,062	580,939	-	48,753	592,139	5,461,941	357,691
Fidelity Series Investment Grade Bond Fund	8,117	26,125	34,263	97	11	10	-	-
Fidelity Series Investment Grade Securitized Fund	5,097	16,296	21,648	59	252	3	-	-
Fidelity Series Large Cap Growth Index Fund	5,167,574	415,494	717,659	7,750	37,061	848,933	5,751,403	213,727
Fidelity Series Large Cap Stock Fund	4,771,068	377,847	560,292	-	33,130	705,970	5,327,723	205,783
Fidelity Series Large Cap Value Index Fund	9,817,172	1,518,256	949,844	-	2,366	408,982	10,796,932	625,909
Fidelity Series Long-Term Treasury Bond Index Fund	4,652,382	956,361	698,903	41,986	(141,432)	25,857	4,794,265	891,127
Fidelity Series Overseas Fund	4,791,314	538,373	513,549	-	31,549	627,659	5,475,346	337,984
Fidelity Series Select International Small Cap Fund	12,261	45,472	333	-	(1)	7,743	65,142	4,891
Fidelity Series Small Cap Core Fund	2,253,742	166,051	188,809	-	(14,419)	187,353	2,403,918	206,168
Fidelity Series Small Cap Opportunities Fund	1,002,223	99,392	82,144	-	1,380	95,045	1,115,896	76,379
Fidelity Series Treasury Bill Index Fund	-	1,023,253	284,312	7,275	(270)	(650)	738,021	74,248
Fidelity Series Value Discovery Fund	3,523,515	551,397	325,907	-	(313)	115,731	3,864,423	238,987
	67,103,007	9,518,198	8,618,646	60,560	178,281	7,242,421	75,423,261

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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